TRADE ACCOUNTS RECEIVABLE - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 1,732	€ 1,860
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,561	1,631
Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	145
Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44	16
Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	13
Past due 91 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	11
Past due 121 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 16	€ 44